General and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses
Salaries and benefits	$ 14,278	$ 10,004
Share-based compensation	7,735	6,947
Insurance	5,131	2,878
Depreciation	220	167
Transaction costs		6,441
Legal and other consulting fees	8,941	3,426
Regulatory and listing fees	1,298	732
Other	2,467	6,242
Total	$ 40,070	$ 36,837